Capital structure and financing - C.3. Debt and financing (Details) $ in Millions, $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jul. 31, 2018 COP ($)
Disclosure of detailed information about borrowings [line items]
Total non-current financing	$ 6,698	$ 5,671
Less: portion payable within one year	(142)	(138)
Total non-current financing due after more than one year	6,556	5,533
Debt and financing due within one year	188	144
Total	329	282
Total debt and financing	6,886	5,815
Millicom International Cellular S.A. (Luxembourg)
Disclosure of detailed information about borrowings [line items]
Total debt and financing	2,416	2,401
Guatemala
Disclosure of detailed information about borrowings [line items]
Total debt and financing	1,602	1,233
Colombia
Disclosure of detailed information about borrowings [line items]
Total debt and financing	620	554
Paraguay
Disclosure of detailed information about borrowings [line items]
Total debt and financing	705	524
Bolivia
Disclosure of detailed information about borrowings [line items]
Total debt and financing	128	153
Panama
Disclosure of detailed information about borrowings [line items]
Total debt and financing	734	734
Costa Rica
Disclosure of detailed information about borrowings [line items]
Total debt and financing	148	146
El Salvador
Disclosure of detailed information about borrowings [line items]
Total debt and financing	248	71
Nicaragua
Disclosure of detailed information about borrowings [line items]
Total debt and financing	0	0
Uruguay
Disclosure of detailed information about borrowings [line items]
Total debt and financing	201
Ecuador
Disclosure of detailed information about borrowings [line items]
Total debt and financing	83
Bonds
Disclosure of detailed information about borrowings [line items]
Total non-current financing	4,414	4,418
Debt and financing due within one year	137	43
Bank and Development Financial Institution
Disclosure of detailed information about borrowings [line items]
Total non-current financing	2,284	1,253
Debt and financing due within one year	51	68
Other financing
Disclosure of detailed information about borrowings [line items]
Debt and financing due within one year	$ 0	$ 33
Bilateral facility with IIC
Disclosure of detailed information about borrowings [line items]
Borrowings face amount			$ 144,054.5